Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		Share capital USD ($) EquityInstruments shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	(Accumulated deficit) / retained earnings USD ($)	USD ($)
Beginning balance at Dec. 31, 2016		$ 2,247	$ 1,756,769	$ (443,816)		$ 1,315,200
Beginning balance (in shares) at Dec. 31, 2016 | shares		174,629,755
Net loss for the period					$ (79,782)	(79,782)
Net proceeds from follow on offerings		$ 500	188,209			188,709
Net proceeds from follow on offerings (in shares) | shares		50,000,000
Amortization of restricted stock			11,606			11,606
Dividends paid	[1]		(3,493)			(3,493)
Ending balance at Jun. 30, 2017		$ 2,747	1,953,091	(443,816)	(79,782)	1,432,240
Ending balance (in shares) at Jun. 30, 2017 | shares		224,629,755
Beginning balance at Dec. 31, 2017		$ 3,766	2,283,591	(443,816)	(158,240)	1,685,301
Beginning balance (in shares) at Dec. 31, 2017 | shares		326,507,544
Adoption of accounting standards	[2]				4	4
Net loss for the period					(100,695)	(100,695)
Issuance of restricted stock		$ 51	(51)
Issuance of restricted stock (in shares) | EquityInstruments		5,122,448
Amortization of restricted stock			13,180			13,180
Dividends paid	[1]		(6,579)			(6,579)
Equity component of issuance of Convertible Senior Notes due 2022			34,172			34,172
Equity issuance costs			(4)			(4)
Ending balance at Jun. 30, 2018		$ 3,817	$ 2,324,309	$ (443,816)	$ (258,931)	$ 1,625,379
Ending balance (in shares) at Jun. 30, 2018 | shares		331,629,992

[1]	The Company’s policy is to distribute dividends from available retained earnings first and then from additional paid-in capital.
[2]	Reflects the impact of the adoption of IFRS 15, Revenue from Contracts with Customers, which is effective for annual periods beginning on January 1, 2018. Refer to Note 1 for further discussion.